SIGNIFICANT TRANSACTIONS - NASDAQ listing of Kyivstar Group via de-SPAC transaction (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 14, 2025 USD ($) shares $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Listing expense	$ 162	$ 162	$ 0	$ 0
Kyivstar Group
Disclosure of detailed information about business combination [line items]
SPAC cash balance	178
SPAC accrued transaction costs	(16)
Fair value of identifiable net assets	162
Transaction costs incurred by VEON	(30)
Net proceeds from the transaction	132
Equity interests of acquirer	324
Listing expense	$ 162
Kyivstar Group | Warrants
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares	7,666,629
Fair value of contingent consideration	$ 26
Fair value of warrant (in USD per share) | $ / shares	$ 3.35
Kyivstar Group | Vesting securities - Tranche 1 | Contingently issuable shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares	661,919
Exercise price, share options granted (in USD per share) | $ / shares	$ 8.70
Fair value of contingent consideration	$ 6
Kyivstar Group | Vesting securities - Tranche 2 | Contingently issuable shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares	661,919
Exercise price, share options granted (in USD per share) | $ / shares	$ 8.10
Fair value of contingent consideration	$ 5
Kyivstar Group | Common shares
Disclosure of detailed information about business combination [line items]
Share price (in USD per share) | $ / shares	$ 12.70
Number of instruments or interests issued or issuable (in shares) | shares	22,597,245
Equity interests of acquirer	$ 287